Schedule of Deferred Acquisition Cost and Future Policy Benefits Payable With Our Long-Duration Insurance Products (Detail) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Insurance [Abstract]
Other long-term assets, Deferred acquisition Costs	$ 167	$ 166
Trade accounts payable and accrued expenses, Deferred acquisition Cost	0	0
Long-term liabilities, Deferred acquisition Cost	0	0
Total asset (liability), Deferred acquisition Cost	167	166
Other long-term assets, Future policy benefits payable	0	0
Trade accounts payable and accrued expenses, Future policy benefits payable	(68)	(67)
Long-term liabilities, Future policy benefits payable	(2,349)	(2,207)
Total asset (liability), Future policy benefits payable	$ (2,417)	$ (2,274)